Net interest income	6 Months Ended
Jun. 30, 2012
Net interest income
Net interest income
Note 6 Net interest income
in	6M12	6M11

Net interest income (CHF million)

Loans	2,171	2,196

Investment securities	36	43

Trading assets	7,088	6,842

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,558	1,578

Other	1,208	1,595

Interest and dividend income	12,061	12,254

Deposits	(730)	(818)

Short-term borrowings	(36)	(32)

Trading liabilities	(4,552)	(4,640)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(897)	(848)

Long-term debt	(2,417)	(2,828)

Other	(153)	(161)

Interest expense	(8,785)	(9,327)

Net interest income	3,276	2,927